Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases

Note 10. Leases

We lease property and equipment primarily under operating leases. Renewal options exist for substantially all leases. Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consist of the following as of December 31, 2014:

Year
2015	$160.6
2016	122.2
2017	90.3
2018	66.4
2019	52.4
Thereafter	119.4
Total minimum lease payments	$611.3

Rental expense for all operating leases was $197.0, $232.9 and $245.1 for the years ended December 31, 2014, 2013 and 2012, respectively.